Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Provisions

	Rehabilitation provision	Provisions for legal claims	Provisions on taxes other than income tax	Other provisions	Total
At December 31, 2015	3,704	1,572	480	215	5,971
Arising during the year	—	533	413	1,678	2,624
Utilized	(52)	(885)	(14)	(118)	(1,069)
Revision in estimated cash flow and discount rate adjustment	(230)	—	—	—	(230)
Unused amounts reversed	—	(474)	(31)	—	(505)
Unwinding of discount	256	—	—	—	256
Exchange differences	—	—	(88)	(43)	(131)

At December 31, 2016	3,678	746	760	1,732	6,916

Current	258	746	760	1,732	3,496
Non-current	3,420	—	—	—	3,420
Arising during the year	—	2,175	23	7	2,205
Utilized	(79)	(451)	(1)	(905)	(1,436)
Revision in estimated cash flow and discount rate adjustment	82	—	—	—	82
Unused amounts reversed	—	(180)	(232)	(551)	(963)
Unwinding of discount	311	—	—	—	311
Exchange differences	—	—	26	32	58

At December 31, 2017	3,992	2,290	576	315	7,173

Current	178	2,290	576	315	3,359
Non-current	3,814	—	—	—	3,814
Arising during the year	—	1,516	199	905	2,620
Utilized	(77)	(273)	—	(256)	(606)
Revision in estimated cash flow and discount rate adjustment	(309)	—	—	—	(309)
Unused amounts reversed	—	(646)	(188)	(20)	(854)
Unwinding of discount	302	—	—	—	302
Exchange differences	—	215	(4)	4	215

At December 31, 2018	3,908	3,102	583	948	8,541

Current	189	3,102	583	948	4,822
Non-current	3,719	—	—	—	3,719